Discontinued Operations - Schedule of Discontinued Operations of REIT Holdings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Discontinued Operations of REIT Holdings [Abstract]
Revenues		$ 2,429,726	$ 3,225,505
Cost of revenues		1,249,372	3,016,974
Gross profit		1,180,354	208,531
Operating expenses		897,658	5,070,857
Gain (loss) from discontinued operations		282,696	(4,862,326)
Other income (loss), net		(373,467)	(4,697,061)
Loss before tax		(90,771)	(9,559,387)
Income tax benefit		(16,424)	(16,639)
Net loss from discontinued operations		$ (74,347)	$ (9,542,748)